Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
28.      Subsequent Events:
Convertible notes offering: On January 16, 2015 the Company issued $48,300 aggregate principal amount of 4% Convertible Unsecured Senior Notes ("Notes"), which are due November 1, 2018, resulting in net proceeds of approximately $52,204 after the underwriters commissions. The Notes bear the same conversion terms with the 4% Convertible Unsecured Senior Notes issued on October 23, 2013.
New markets: On January 22, 2015, the Company commenced physical supply and marketing operations in Germany, assumed the contracts for two bunkering barges previously under charter to O.W. Bunker and approximately 20,000 cubic meters of on-shore storage capacity, and established a marketing and business development office in Hamburg, Germany. On February 12, 2015 the Company commenced operations in Russia, from its new office based in St. Petersburg.
Equity incentive plan: In March 2015, the Company adopted a new equity incentive plan which replaced in full the 2006 Equity Incentive Plan.  The Company has reserved a total of 5,091,402 shares of common stock for issuance under the 2015 Equity Incentive Plan, consisting of 91,402 common shares that remained unissued under the 2006 Equity Incentive Plan plus an additional 5,000,000 common shares.  Under the terms of the 2015 Equity Incentive Plan, the compensation committee may grant new options exercisable at a price per common share to be determined by our board of directors but in no event less than fair market value as of the date of grant. The 2015 Equity Incentive Plan also permits the Company's compensation committee to award restricted stock, restricted stock units, non-qualified stock options, stock appreciation rights, dividend equivalent rights, unrestricted stock, and performance shares. The 2015 Equity Incentive Plan expires in March 2025, or ten years from its adoption.
Sale of vessel: On March 16, 2015 the Company completed the sale and delivered the single hull bunkering tanker Tapuit, of deadweight 2,500, to third-party purchasers. The vessel was sold for a total amount $50 (€47,500), resulting in a total loss of approximately $130.